Income Taxes - Summary of Composition of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ (35)	$ (5)
Deferred tax (expense)/benefit	5	1	¥ 3,980	¥ (3,910)
Total income tax (expense)/benefit	¥ (30)	$ (4)	¥ 3,980	¥ (3,910)